Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Events after the reporting period (Details) - EUR (€) € in Millions	Feb. 04, 2025	Jan. 20, 2025	Dec. 31, 2024	May 20, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			€ 511,727.0		€ 418,294.0	€ 386,843.0
Share Buyback Program
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase program, authorized, amount	€ 1,587.0
Subordinated liabilities, preference shares
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				€ 187.6
Repaid By Banco Santander S.A. In January 2025 | Subordinated liabilities, preference shares | Repayment Of Debt
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		€ 187.6